Other liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other liabilities
Schedule of other liabilities

	December 31,	December 31,
	2016	2015
Derivative liability	$—	$—
Due to individual investors	5,479	4,887
Withholding individual income tax payable	15,199	15,199
Other current liabilities	50,539	51,293

Total other current liabilities	71,217	71,379
Other non-current liabilities	711	421
Accrued warranty reserve	1,580	1,594

Total other non-current liabilities	2,291	2,015

Total other liabilities	$73,508	$73,394